Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 12,782,233	$ 13,148,726	$ 12,732,702
Deposits Liabilities Related parties	15,933,380	13,732,380
Payments to Fund Long-term Loans to Related Parties	2,697	90,479
Director [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties	1,000	3,000
Retailer Affiliated with a Director [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties	82	2,779
Letter of Credit [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	6,534	6,534
Unused lines of Credit [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 2,220,128	$ 2,240,340